Equity (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Sep. 18, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2013 ILS	Dec. 31, 2011	Dec. 31, 2013 Objet [Member] ILS	Sep. 30, 2012 Objet [Member] ILS
Business Acquisition [Line Items]
Public offering, shares	5,200
Proceeds from public offering	$ 462,900
Authorized share capital, shares							60,000
Authorized share capital				1,800		600	5,000
Common stock, par value		$ 0.01	$ 0.01			0.01	0.0833
Common stock, shares authorized		180,000	180,000		60,000
Reverse stock split		one-for-8.691
Warrants to purchase			500
Tax benefit			$ 6,100
Warrants issued			360,115